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                        Supplement Dated February 1, 2003
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                           TO
THIS IS                    STATEMENT OF ADDITIONAL
SUPPLEMENT #               INFORMATION DATED                                                FOR
--------------             -------------------------          --------------------------------------------------------
1                          November 1, 2002                   State Street Research Mid-Cap Value Fund
                                                              State Street Research Large-Cap Value Fund
                                                              State Street Research Global Resources Fund
                                                                  SERIES OF STATE STREET RESEARCH EQUITY TRUST

3                          March 1, 2002                      State Street Research Government Income Fund
                           (as supplemented                       A SERIES OF STATE STREET RESEARCH FINANCIAL TRUST
                           March 27, 2002)

3                          July 1, 2002                       State Street Research Health Sciences Fund
                                                                  A SERIES OF STATE STREET RESEARCH FINANCIAL TRUST

3                          August 1, 2002                     State Street Research High Income Fund
                                                                  A SERIES OF STATE STREET RESEARCH INCOME TRUST

1                          August 1, 2002                     State Street Research Money Market Fund
                                                                  A SERIES OF STATE STREET RESEARCH MONEY MARKET TRUST

3                          May 30, 2002                       State Street Research Asset Allocation Fund
                                                                  A SERIES OF STATE STREET RESEARCH INCOME TRUST

2                          May 1, 2002                        State Street Research Investment Trust
                                                                  A SERIES OF STATE STREET RESEARCH MASTER INVESTMENT TRUST

1                          May 1, 2002                        State Street Research Large-Cap Growth Fund
                                                                  A SERIES OF STATE STREET RESEARCH GROWTH TRUST

3                          March 1, 2002                      State Street Research Legacy Fund
                           (as supplemented                       A SERIES OF STATE STREET RESEARCH SECURITIES TRUST
                           March 27, 2002)

3                          September 1, 2002                  State Street Research Large-Cap Analyst Fund
                                                                  A SERIES OF STATE STREET RESEARCH SECURITIES TRUST

1                          September 1, 2002                  State Street Research Strategic Income Fund
                                                                  A SERIES OF STATE STREET RESEARCH SECURITIES TRUST
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PURCHASE AND REDEMPTION OF SHARES - ALTERNATIVE PURCHASE PROGRAMS

         The following is added as the last paragraph under the caption "Purchase and Redemption of Shares - Alternative Purchase Programs":

                  During a special offering period commencing February 1, 2003 through April 30, 2003 (the "Sales Period"), State Street Research Investment Services, Inc. (the "Distributor"), which serves as the principal underwriter of the State Street Research Funds (the "Funds"), will increase the dealer allowance applicable to Class A, Class B(1) and Class C shares of the Funds by 10% on purchases by customers of MetLife Securities, Inc., New England Securities Corporation, Nathan & Lewis Securities, Inc., and Walnut Street Securities, Inc.

CONTROL NUMBER:  (exp0204)SSR-LD                                 SSR-7141-0203